Intangible Assets - Summary by Class of Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,340	$ 3,272
Addition	926	1,012
Capitalized borrowing costs	4	4
Write-offs	(15)	(83)
Transfers	(22)	(1,654)
Amortization	(112)	(150)
Impairment recognition		(33)
Cumulative translation adjustment	(316)	(28)
Balance at December 31, 2017	2,805	2,340
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,945
Balance at December 31, 2017	4,344	3,945
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,605)
Balance at December 31, 2017	(1,539)	(1,605)
Rights and Concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,801	2,678
Addition	841	935
Write-offs	(15)	(81)
Transfers	(42)	(1,656)
Amortization	(14)	(20)
Impairment recognition		(33)
Cumulative translation adjustment	(241)	(22)
Balance at December 31, 2017	2,330	1,801
Rights and Concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,006
Balance at December 31, 2017	2,549	2,006
Rights and Concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(205)
Balance at December 31, 2017	(219)	(205)
Acquired Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	57	68
Addition	35	16
Transfers	6	2
Amortization	(23)	(29)
Cumulative translation adjustment	(8)
Balance at December 31, 2017	$ 67	57
Estimated useful life in years	5 years
Acquired Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 496
Balance at December 31, 2017	487	496
Acquired Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(439)
Balance at December 31, 2017	(420)	(439)
Developed In-house Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	264	306
Addition	50	61
Capitalized borrowing costs	4	4
Write-offs		(2)
Amortization	(75)	(101)
Cumulative translation adjustment	(38)	(4)
Balance at December 31, 2017	$ 205	264
Estimated useful life in years	5 years
Developed In-house Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,225
Balance at December 31, 2017	1,105	1,225
Developed In-house Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(961)
Balance at December 31, 2017	(900)	(961)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	218	220
Transfers	14
Cumulative translation adjustment	(29)	(2)
Balance at December 31, 2017	203	218
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	218
Balance at December 31, 2017	$ 203	$ 218